UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:   June 30, 2012

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        -------------------------------
                        Kennett Square, PA 19348
                        ------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           ------------------
Title:     Managing Member
           ----------------
Phone:     (610) 925-3480
           ---------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen           Kennett Square, PA           August 14, 2012
----------------------         --------------------         -----------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       14
---------------------------------------       --


Form 13F Information Table Value Total:       $100,062     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                               Ronald J. Juvonen
                           Form 13F Information Table
                                  June 30, 2012




                              Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                  Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC                CL A      05541T101    8,826   1,503,542  SH         SOLE             1,503,542
BODY CENT CORP                  COM       09689U102    2,700     300,000  SH         SOLE               300,000
CARMAX INC                      COM       143130102    4,583     176,670  SH         SOLE               176,670
COSI INC                        COM       22122P101    1,752   2,466,503  SH         SOLE             2,466,503
DREAMWORKS ANIMATION SKG INC    CL A      26153C103    7,700     403,987  SH         SOLE               403,987
GENTEX CORP                     COM       371901109    3,934     188,481  SH         SOLE               188,481
GREEN DOT CORP                  CL A      39304D102    8,848     400,000  SH         SOLE               400,000
GT ADVANCED TECHNOLOGIES INC    COM       36191U106    8,502   1,610,168  SH         SOLE             1,610,168
JOHN BEAN TECHNOLOGIES CORP     COM       477839104    2,961     218,200  SH         SOLE               218,200
MTS SYS CORP                    COM       553777103    5,501     142,700  SH         SOLE               142,700
NETSCOUT SYS INC                COM       64115T104   14,573     675,000  SH         SOLE               675,000
RADISYS CORP                    COM       750459109    6,914   1,101,008  SH         SOLE             1,101,008
SUPER MICRO COMPUTER INC        COM       86800U104   18,109   1,141,800  SH         SOLE             1,141,800
VASCO DATA SEC INTL INC         COM       92230Y104    5,159     630,650  SH         SOLE               630,650









--------------------------------------------------------------------------------